PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property, Plant and Equipment
Property and equipment, gross	¥ 16,924,615		¥ 9,658,565		$ 2,420,187
Less: accumulated depreciation	(6,829,745)		(5,028,513)		(976,640)
Property and equipment, net	10,094,870		4,630,052		1,443,547
Depreciation expense	2,306,599	$ 329,839	1,089,594	¥ 760,023
Impairment of long-lived assets	0	$ 0	919,724	¥ 653,670
Electronic equipment
Property, Plant and Equipment
Property and equipment, gross	16,471,053		9,259,789		2,355,329
Office equipment and fixtures
Property, Plant and Equipment
Property and equipment, gross	13,425		11,098		1,920
Data center machinery and equipment
Property, Plant and Equipment
Property and equipment, gross	182,413		182,413		26,085
Buildings
Property, Plant and Equipment
Property and equipment, gross	75,842		72,107		10,845
Construction in progress
Property, Plant and Equipment
Property and equipment, gross	¥ 181,882		¥ 133,158		$ 26,008